Submission	Apr. 30, 2026
Submission [Line Items]
Central Index Key	0001158324
Registrant Name	COGENT COMMUNICATIONS HOLDINGS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES